Schedule of Cost of Sales (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total cost of sales	$ 38,240,704	$ 27,810,782	$ 24,062,603
Cost of Finished Goods [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	8,660,363	5,273,627
Cost of Material [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	25,226,032	17,432,898	18,710,793
Direct Labor [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	2,372,779	1,917,665	2,154,793
Freight and Storage [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	899,185	2,112,109	1,615,464
Depreciation [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	335,292	481,093	547,454
Occupancy Costs[member]
IfrsStatementLineItems [Line Items]
Total cost of sales	616,684	341,790	415,436
Repairs and Maintenance [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	$ 130,369	$ 251,600	$ 619,020